SHARE-BASED COMPENSATION - Fair Value Of Share Options (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assumptions used to estimate the fair value
Risk free interest rate, minimum	1.92%	1.11%	0.68%
Risk free interest rate, maximum	4.25%	1.67%	0.83%
Dividend yield	0.00%	0.00%	0.00%
Expected volatility, minimum	74.20%	73.10%	72.30%
Expected volatility, maximum	74.90%	75.50%	73.40%
Exercise multiple, minimum	$ 2.2	$ 2.2	$ 2.2
Exercise multiple, maximum	$ 2.8	$ 2.8	$ 2.8
Contractual life (in years)	10 years	10 years	10 years